Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating segments [Abstract]
Disclosure of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Year ended December 31,
	2024	2023
Revenue:
Social casino games	$308,279	$304,602
iGaming	33,051	4,262
Total Revenue	$341,330	$308,864
Advertising expenses:
Social casino games	$29,898	$43,300
iGaming	9,678	1,863
Total advertising expenses	$39,576	$45,163
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,885	$2,915
iGaming	3,301	551
Total depreciation and amortization (including right-of-use assets)	$5,186	$3,466
Interest income:
Social casino games	$15,657	$13,677
iGaming	—	—
Total interest income	$15,657	$13,677
Interest expense:
Social casino games	$2,022	$2,038
iGaming	27	—
Total interest expense	$2,049	$2,038
Profit before income tax
Social casino games	$165,838	$133,116
iGaming	(2,958)	(1,769)
Total profit before income tax	$162,880	$131,347

Disclosure of revenue and noncurrent assets by geographical location
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Year ended December 31,
	2024	2023
U.S.	$269,481	$267,721
Canada	19,592	19,571
United Kingdom	27,072	5,133
Korea	—	—
International-other	25,185	16,439
Total	$341,330	$308,864
The following table presents non-current assets by geographical regions (in thousands):

	Year ended December 31,
	2024	2023
Korea	$2,479	$5,874
U.S.	416,835	417,084
Europe	29,818	34,355
Total (1)	$449,132	$457,313
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.